JPMorgan Emerging Markets Debt Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.69%)	(1.96%)	0.15%
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	0.12%	3.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.08%	(1.37%)	1.67%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.59%	(1.10%)	1.66%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	(0.36%)	2.30%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.72%	(2.45%)	0.24%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.31%	(1.17%)	0.86%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the J.P.Morgan Emerging Markets Bond Index Global Diversified to the Bloomberg Global Aggregate Index - Unhedged USD.